Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 130,371	$ 133,874	$ 132,861
Additions based on tax positions related to the current year	22,821	19,527	20,183
Additions for tax positions of prior years	4,016	10,750	4,918
Reduction for tax positions of prior years			(5,527)
Settlements with tax authorities	(14,557)	(3,994)	(3,290)
Lapse of statute of limitations	(18,709)	(29,786)	(15,271)
Unrecognized tax benefits, Ending balance	$ 123,942	$ 130,371	$ 133,874